Financial Instruments and Risk Management - Schedule of Liabilities Measured at Fair Value on Recurring Basis Using Significant Unobservable Inputs (Level 3) (Detail) - Fair Value, Inputs, Level 3 [Member]
$ in Millions
12 Months Ended
Dec. 31, 2020 USD ($)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Contingent consideration on business combinations	$ 117
Changes in fair value measurement	1
Currency translation adjustment	5
December 31, 2020	123
Amount of total losses for the period included in earnings attributable to liabilities still held at the reporting date	$ 1